Goodwill Goodwill Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Itron International [Member]	Sep. 30, 2011 Interim Goodwill Impairment Charge [Member] Itron International [Member]	Dec. 31, 2011 Goodwill Impairment True-Up [Member] Itron International [Member]
Goodwill [Line Items]
Goodwill Impairment	$ (584,847)	$ 0	$ 0	$ (584,847)	$ (540,400)	$ (44,400)